Schedule of revenue (Details) - USD ($)	11 Months Ended	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
At a point in time
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
At a point in time		$ 3,371,037	$ 2,403,552
Alps Life Science Inc [Member] | Cellular Therapy [Member]
IfrsStatementLineItems [Line Items]
At a point in time		586,440	407,443
Alps Life Science Inc [Member] | Medical Testing Laboratory And Aesthetics Beauty Services [Member]
IfrsStatementLineItems [Line Items]
At a point in time		2,617,110	1,755,910
Alps Life Science Inc [Member] | Consultation Fee [Member]
IfrsStatementLineItems [Line Items]
At a point in time		157,467	232,173
Alps Life Science Inc [Member] | Sale of Medicine and Health care Product [Member]
IfrsStatementLineItems [Line Items]
At a point in time		10,020	8,026
Alps Life Science Inc [Member] | Goods or services transferred at point in time [member]
IfrsStatementLineItems [Line Items]
At a point in time		$ 3,371,037	$ 2,403,552